Selected Statement of Operations Data (Details 7) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings per ordinary share (''EPS''):
Weighted average number of shares issued and outstanding - used in computation of basic EPS	19,234	19,183	18,949
Add - incremental shares from assumed exercise of options	73	100	83
Weighted average number of shares used in computation of diluted EPS	19,307	19,283	19,032